Income taxes - Movement in temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	$ 3.7	$ (0.1)
Recognized in statement of earnings	154.9	3.1
Recognized in other comprehensive income	(4.6)	0.7
Acquired in business combination	(149.6)
Foreign currency translation	0.3
Balance	4.7	3.7
Construction contract assets and liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	0.3	1.1
Recognized in statement of earnings	(46.3)	(0.9)
Acquired in business combination	125.3
Foreign currency translation	(0.1)	0.1
Balance	79.2	0.3
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	(0.3)	0.2
Recognized in statement of earnings	74.9	(0.5)
Acquired in business combination	82.3
Foreign currency translation	0.3
Balance	157.2	(0.3)
Intangible assets and goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	(6.2)	(6.1)
Recognized in statement of earnings	(12.9)	0.1
Acquired in business combination	(525.0)
Foreign currency translation	(0.5)	(0.2)
Balance	(544.6)	(6.2)
Investment tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	(2.3)	(6.4)
Recognized in statement of earnings	43.8	4.4
Acquired in business combination	(45.7)
Foreign currency translation		(0.3)
Balance	(4.2)	(2.3)
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	(0.6)	(1.1)
Recognized in statement of earnings	0.5	0.4
Recognized in other comprehensive income	0.9	0.1
Acquired in business combination	2.7
Balance	3.5	(0.6)
Trade and other payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	2.3	3.7
Recognized in statement of earnings	17.6	(1.5)
Acquired in business combination	6.5
Foreign currency translation	0.2	0.1
Balance	26.6	2.3
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	5.7	5.6
Recognized in statement of earnings	43.9	(0.7)
Recognized in other comprehensive income	(5.6)	0.6
Acquired in business combination	17.3
Foreign currency translation	0.3	0.2
Balance	61.6	5.7
Tax loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	4.7	2.3
Recognized in statement of earnings	76.1	2.4
Acquired in business combination	135.6
Foreign currency translation	0.5
Balance	216.9	4.7
Other items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance	0.1	0.6
Recognized in statement of earnings	(42.7)	(0.6)
Recognized in other comprehensive income	0.1
Acquired in business combination	51.4
Foreign currency translation	(0.4)	0.1
Balance	$ 8.5	$ 0.1